LEASES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Leases [Abstract]
2024	$ 1,276,262
2025	1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	7,712,494
Total undiscounted lease liabilities	14,488,346
Interest on lease liabilities	(5,534,921)
Total present value of minimum lease payments	8,953,425
Current portion of lease liability	398,723	$ 325,698
Lease liability	$ 8,554,702	$ 8,953,425